As filed with the Securities and Exchange Commission on April 22, 2005
                                                     Registration Nos. 33-47507
                                                                       811-6652
_______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                         Pre-Effective Amendment No.                    | |

                       Post-Effective Amendment No. 34                  |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                              Amendment No. 36                          |X|
                         _______________________________

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Anthony Williams
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

| |  immediately upon filing pursuant to paragraph (b)
|X|  on May 4, 2005 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(i)
|_|  75 days after filing pursuant to paragraph (a)(i)
|_|  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:

--------------------------------------------------------------------------------

                                Explanatory Note


This Post-Effective Amendment No. 34 ("Amendment") to the Registration Statement on Form N-1A for Julius Baer Investment Funds is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 31 from May 2, 2005 to May 4, 2005. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31, which was filed with the Securities and Exchange Commission on February 3, 2005.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 34 for Julius Baer Investment Funds to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 34 for Julius Baer Investment Funds to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on April 22, 2005.

                          JULIUS BAER INVESTMENT FUNDS
                                  (Registrant)

                            By:/s/ Anthony Williams
                               --------------------
                                Anthony Williams
                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, these Post-Effective Amendments to the Registration Statements have been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                           Date
---------                        -----                           ----

/s/ Anthony Williams             President and Chief Executive   April 22, 2005
--------------------             Officer
Anthony Williams


/s/ Craig M. Giunta              Secretary, Treasurer and Chief  April 22, 2005
-------------------              Financial Officer
Craig M. Giunta


/s/Antoine Bernheim*             Trustee                         April 22, 2005
-------------------
Antoine Bernheim


/s/Thomas Gibbons*               Trustee                         April 22, 2005
-----------------
Thomas Gibbons


/s/Harvey B. Kaplan*             Trustee                         April 22, 2005
-------------------
Harvey B. Kaplan


/s/Robert S. Matthews*           Trustee                         April 22, 2005
---------------------
Robert S. Matthews


/s/ Michael Quain*               Trustee                         April 22, 2005
------------------
Michael Quain


/s/Gerard J.M. Vlak*             Trustee                         April 22, 2005
-------------------
Gerard J.M.Vlak


 /s/Peter Wolfram*               Trustee                         April 22, 2005
-----------------
Peter Wolfram



*By /s/ Craig M. Giunta
    -------------------
       Craig M. Giunta
       (As Attorney-in-Fact pursuant
       to Powers of Attorney)